Voya Index Solution 2035 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2035 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,145
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	545
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	849
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,028